Property, plant and equipment, net - Depreciation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Property, plant and equipment, net
Depreciation expense	$ 6,331	¥ 44,828	¥ 47,744	¥ 45,969
Cost of revenues
Property, plant and equipment, net
Depreciation expense	4,093	28,980	30,848	30,055
Research and development
Property, plant and equipment, net
Depreciation expense	264	1,866	1,358	1,138
Sales and marketing
Property, plant and equipment, net
Depreciation expense	387	2,742	3,371	3,217
General and administrative
Property, plant and equipment, net
Depreciation expense	$ 1,587	¥ 11,240	¥ 12,167	¥ 11,559